WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 151.2%
Alabama - 2.9%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$200,000	$174,314	(a)
Jefferson County, AL, Sewer Revenue:
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	760,000	877,268
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	1,300,000	1,516,385
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	850,000	1,199,817
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	850,000	941,452	(b)(c)

Total Alabama				4,709,236

Alaska - 0.9%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/39	245,000	303,349
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project, Series C, Refunding	5.000%	1/1/21	1,150,000	1,168,032

Total Alaska				1,471,381

Arizona - 3.6%
Arizona State IDA, Revenue Bonds, Lincoln
South Beltway Project	5.000%	8/1/26	500,000	619,120
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,650,000	1,907,202	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	275,000	305,035	(d)
Phoenix, AZ, Civic Improvement Corp., Water System Revenue, Junior Lien, Series A	5.000%	7/1/44	250,000	326,235
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	2,000,000	2,636,280

Total Arizona				5,793,872

California - 21.2%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	584,425
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.190%	4/1/24	2,500,000	2,515,850	(b)(c)
California State Health Facilities Financing Authority Revenue, Stanford Health Care, Series A, Refunding	4.000%	8/15/50	250,000	290,755

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	$500,000	$574,540	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	500,000	572,170	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	1,000,000	1,039,320	(a)(d)
California State, GO:
Various Purpose	5.000%	3/1/36	500,000	659,270
Various Purpose	5.000%	4/1/43	3,000,000	3,326,820
Various Purpose, Refunding	4.000%	3/1/40	500,000	600,705
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	500,000	643,655
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	1,000,000	1,218,580
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	1,050,000	1,082,980
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	1,500,000	1,798,065	(a)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	1,500,000	1,870,875	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Power System, Series A	5.000%	7/1/47	1,000,000	1,212,770
Lower Tule River, CA, Irrigation District Revenue, COP, Series A	5.000%	8/1/40	1,000,000	1,003,090
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	125,000	137,173	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	7.000%	11/1/34	2,490,000	3,874,714
Series C	6.500%	11/1/39	2,000,000	3,186,260
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	500,000	558,160	(b)(c)
Rancho Cucamonga, CA, RDA, Rancho Redevelopment Project Area, AGM	5.000%	9/1/30	750,000	866,130
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	500,000	533,985

See Notes to Schedule of Investments.

2	Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	$100,000	$109,122
Senior Lien, Series A	5.750%	6/1/48	200,000	217,884
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	750,000	943,965
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	300,000	375,678
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,000,000	1,201,540
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	200,000	199,862
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	300,000	364,884
Tulare, CA, Sewer Revenue, Refunding, AGM	5.000%	11/15/41	2,000,000	2,410,160

Total California				33,973,387

Colorado - 5.3%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	517,430
Colliers Hill Metropolitan District #2, CO, GO, Senior Bonds, Series A	6.250%	12/1/37	750,000	772,507
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-1	4.000%	8/1/44	600,000	665,538
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	216,368
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	6,377,720

Total Colorado				8,549,563

Connecticut - 2.7%
Connecticut State Special Tax Revenue:
Special Tax Obligation Bonds, Series A	5.000%	5/1/40	1,000,000	1,263,300
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	611,385
Connecticut State, GO:
Series A	4.000%	4/15/37	500,000	582,620
Series E	5.000%	10/15/34	270,000	325,477

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	$250,000	$268,670	(d)
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,221,950

Total Connecticut				4,273,402

Delaware - 0.4%
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	576,610

District of Columbia - 0.7%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	200,000	195,622
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	800,000	935,480

Total District of Columbia				1,131,102

Florida - 9.1%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	350,000	406,686	(a)
Series A	5.000%	10/1/45	1,000,000	1,132,650	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	160,000	176,128	(d)
Florida State Mid-Bay Bridge Authority Revenue, First Senior Lien, Series A, Refunding	5.000%	10/1/40	740,000	831,619
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/42	500,000	586,605	(a)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/41	3,000,000	3,486,780
Series A, Refunding	5.000%	10/1/49	500,000	601,355	(a)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/24	1,250,000	1,426,825
Miami-Dade County, FL, GO, Seaport, Series C, Refunding	5.000%	10/1/23	2,315,000	2,432,787
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	350,000	413,357
Miami-Dade County, FL, School District, GO	5.000%	3/15/30	1,000,000	1,254,270
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	250,000	272,273

See Notes to Schedule of Investments.

4	Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	$250,000	$306,398
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	1,000,000	1,192,790

Total Florida				14,520,523

Georgia - 0.6%
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	650,000	769,048
Series C	4.000%	9/1/26	150,000	174,810	(b)(c)

Total Georgia				943,858

Illinois - 17.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	500,000	552,585
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/44	330,000	359,776
Series D	5.000%	12/1/46	2,000,000	2,196,600
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	60,000	65,389
Series A	5.000%	1/1/44	100,000	109,580
Series A, Refunding	5.000%	1/1/28	750,000	854,820
Series A, Refunding	6.000%	1/1/38	500,000	577,150
Series C, Refunding	5.000%	1/1/25	1,000,000	1,106,700
Series D, Refunding	5.500%	1/1/34	950,000	1,040,392
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	250,000	286,270
Senior Lien, Series D	5.000%	1/1/47	500,000	577,420
Senior Lien, Series D	5.000%	1/1/52	500,000	575,480
Series C	5.000%	1/1/35	2,200,000	2,514,622	(a)
Trips Obligated Group	5.000%	7/1/48	200,000	226,258	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	250,000	284,802
Second Lien, Series A, Refunding	4.000%	12/1/55	600,000	657,744	(e)
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	871,447

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	$800,000	$897,168
Second Lien Project	5.000%	11/1/39	500,000	555,755
Illinois State Finance Authority Revenue, Northshore University Health System, Refunding	4.000%	8/15/40	500,000	582,895
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Series 2019, Refunding	5.000%	6/15/30	250,000	283,193
State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	297,992
Illinois State Toll Highway Authority Revenue:
Senior Series A, Refunding	5.000%	12/1/31	1,500,000	1,802,325
Series C, Refunding	5.000%	1/1/27	500,000	624,360
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	100,000	118,839
Illinois State, GO:
Series 2006	5.500%	1/1/30	50,000	60,435
Series 2016	5.000%	1/1/33	500,000	544,115
Series 2016	5.000%	11/1/33	650,000	713,440
Series 2016, Refunding	5.000%	2/1/29	440,000	494,943
Series A	5.000%	5/1/36	250,000	277,383
Series A	5.000%	5/1/39	600,000	660,228
Series A, Refunding	5.000%	10/1/29	1,300,000	1,494,844
Series A, Refunding	5.000%	10/1/30	150,000	171,464
Series D	5.000%	11/1/27	900,000	1,017,081
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue, McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	845,392
Metropolitan Water Reclamation District of Greater Chicago, IL, GO, Green Bond, Series A	5.000%	12/1/44	1,000,000	1,127,890
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,300,000	1,683,487
University of Illinois, COP, Series C, Refunding	5.000%	3/15/24	1,000,000	1,145,000

Total Illinois				28,255,264

Indiana - 1.9%
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	5.000%	2/1/54	850,000	1,047,710
Series K	5.000%	6/1/27	2,000,000	2,058,620

Total Indiana				3,106,330

See Notes to Schedule of Investments.

6	Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	$165,000	$167,092

Kentucky - 1.1%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	1,500,000	1,742,760	(b)(c)

Louisiana - 2.4%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	500,000	596,970	(a)
Shreveport, LA, Water & Sewer Revenue, Refunding, AGM	5.000%	12/1/34	2,080,000	2,455,981
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	350,000	351,715	(b)(c)
Marathon Oil Corp. Project, Refunding	2.375%	7/1/26	500,000	507,225	(b)(c)

Total Louisiana				3,911,891

Massachusetts - 3.0%
Massachusetts State Clean Water Trust, Unrefunded Balance, MWRA Project, Subordinated, Series A	5.750%	8/1/29	355,000	356,537
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	1,000,000	1,271,820
Massachusetts State DFA Revenue:
International Charter School	5.000%	4/15/40	1,875,000	2,043,225
UMass Boston Student Housing Project	5.000%	10/1/48	200,000	192,888
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	288,090
Massachusetts State Port Authority Revenue,
Series A, Refunding	5.000%	7/1/36	500,000	624,785	(a)

Total Massachusetts				4,777,345

Michigan - 2.8%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	300,000	336,210
Detroit, MI, Water & Sewage Department, Disposal System Revenue, Senior Lien, Series A, Refunding	5.250%	7/1/39	405,000	442,507	(f)
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	1,300,000	1,530,633
Senior Lien, Series C, Refunding	5.000%	7/1/35	150,000	180,387

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	$350,000	$358,827	(d)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	250,000	283,560
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	380,000	413,090	(f)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	370,000	421,297
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	448,840	(a)

Total Michigan				4,415,351

Missouri - 0.3%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	150,000	162,660
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	376,649

Total Missouri				539,309

New Jersey - 11.8%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/27	240,000	265,800
New Jersey State EDA Revenue:
Cigarette Tax, Refunding	5.000%	6/15/29	500,000	511,805
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,100,380	(a)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	454,985
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.690%	3/1/28	2,500,000	2,438,150	(c)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,046,920	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	175,000	193,412	(a)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,467,400

See Notes to Schedule of Investments.

8	Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Health Care Facilities
Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	$100,000	$120,392
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	300,000	346,698
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/38	6,000,000	6,268,080
Transportation System, Series A, Refunding	5.000%	12/15/27	200,000	240,616
Transportation System, Series A, Refunding	5.000%	12/15/28	1,050,000	1,279,477
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	200,000	236,964

Total New Jersey				18,971,079

New York - 15.1%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	500,000	577,930
MTA, NY, Transportation Revenue, Green Bond, Series A-2	5.000%	5/15/30	500,000	579,665	(b)(c)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	74,690	7,469
New York State Dormitory Authority, School
Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/35	1,000,000	1,248,860
New York State Dormitory Authority Revenue, New School, Series A, Refunding	5.000%	7/1/35	2,000,000	2,236,040
New York State Dormitory Authority, Sales Tax Revenue, Group 4, Series E, Refunding	5.000%	3/15/44	850,000	1,048,611
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	5.000%	3/15/46	1,000,000	1,224,650
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	490,000	520,042	(d)
4 World Trade Center Project, Refunding	5.750%	11/15/51	2,000,000	2,109,980
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B	4.000%	1/1/50	1,000,000	1,141,640

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	$500,000	$553,455	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	650,000	712,614	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	2,550,000	2,751,399	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	100,000	107,236	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 166, Refunding	5.000%	1/15/41	4,750,000	4,811,275
Consolidated Series 221	4.000%	7/15/50	1,000,000	1,115,710	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	250,000	304,953
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	300,000	379,743
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	750,000	867,382
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	1,500,000	1,889,355

Total New York				24,188,009

North Carolina - 4.4%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	500,000	615,515
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	250,000	285,930
Charlotte-Mecklenburg Hospital Authority, NC, Healthcare System Revenue, Series A, Refunding	5.000%	1/15/31	5,000,000	5,263,200
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	100,000	119,217
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	750,000	844,275

Total North Carolina				7,128,137

Ohio - 4.2%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	350,000	387,173
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,125,000	1,237,500

See Notes to Schedule of Investments.

10	Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Northeast, OH, Regional Sewer District, Waste Water Improvement Revenue	5.000%	11/15/43	$4,040,000	$4,556,595	(f)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	450,000	476,496	(a)(b)(c)

Total Ohio				6,657,764

Oklahoma - 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	99,820	250	*(g)

Oregon - 1.4%
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	1,000,000	733,540
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	600,000	689,718
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	250,000	303,300	(a)
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Series A, Refunding	5.000%	11/15/46	475,000	490,295

Total Oregon				2,216,853

Pennsylvania - 8.8%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	500,000	571,990
Central Bradford Progress Authority, PA, Guthrie Healthcare Systems	5.000%	12/1/26	5,130,000	5,427,899	(f)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	250,000	311,395
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/29	750,000	808,245
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	250,000	253,730
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	350,000	364,280	(a)(b)(c)
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	475,000	483,859

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/35	$2,000,000	$2,264,040	(a)
Philadelphia, PA, Authority for IDR:
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	302,693
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	599,585
Lease Revenue, Refunding	5.000%	10/1/30	350,000	453,120
Philadelphia, PA, GO, Series B	5.000%	2/1/38	250,000	313,620
School District Philadelphia, PA, GO, Series A, State Aid Withholding	5.000%	9/1/32	1,000,000	1,188,430
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	200,000	242,976
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	500,000	601,795

Total Pennsylvania				14,187,657

Puerto Rico - 4.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	1,150,000	1,183,062
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	400,000	276,000	*(g)
Series A	5.050%	7/1/42	100,000	69,000	*(g)
Series XX	5.250%	7/1/40	890,000	615,213	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	280,000	237,885
CAB, Restructured, Series A-1	0.000%	7/1/46	310,000	88,930
CAB, Restructured, Series A-1	0.000%	7/1/51	2,600,000	537,472
Restructured, Series A-1	4.550%	7/1/40	70,000	74,549
Restructured, Series A-1	5.000%	7/1/58	1,360,000	1,452,072
Restructured, Series A-2	4.329%	7/1/40	1,610,000	1,690,516
Restructured, Series A-2A	4.550%	7/1/40	1,050,000	1,118,229

Total Puerto Rico				7,342,928

South Carolina - 0.4%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	610,870	(a)

See Notes to Schedule of Investments.

12	Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	$200,000	$238,378

Tennessee - 2.6%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	350,000	414,750
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	1,500,000	1,715,925	(b)(c)
Series C	5.000%	2/1/21	2,025,000	2,062,098

Total Tennessee				4,192,773

Texas - 12.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	250,000	299,865
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	350,000	406,717
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	600,000	743,964	(a)
Corpus Christi, TX, Utility System Revenue, Junior Lien, Series A	5.000%	7/15/31	2,905,000	3,495,325
El Paso, TX, GO, Series B, Refunding	5.000%	8/15/31	1,000,000	1,324,490
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step Bond, Series A, B and C, (0.000% until 10/1/23, 5.500%)	0.000%	10/1/36	2,000,000	2,303,000
First Tier, Series C, Refunding	4.000%	10/1/45	3,000,000	3,523,170
Harris County, TX, MTA, Sales & Use Tax Revenue, Series A	5.000%	11/1/36	3,125,000	3,300,406	(f)
Houston, TX, Airport Systems Revenue, Series B-1	5.000%	7/15/30	1,000,000	1,037,030	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	40,000	46,551	(a)
Series 2017	5.000%	11/1/36	40,000	46,145	(a)
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Revenue, Collegiate Housing-Tarleton State University Project	5.000%	4/1/35	800,000	942,520	(f)
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	250,000	293,518

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report	13

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Series B, Refunding	5.000%	1/1/40	$600,000	$649,740
Series B, Refunding	5.000%	1/1/45	600,000	686,892
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	170,000	185,451
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	489,178	(a)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/39	500,000	599,120
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	150,000	118,968	*(d)(g)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	30,618	*(g)

Total Texas				20,522,668

U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	235,000	231,289
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	420,000	401,596
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	200,000	200,082

Total U.S. Virgin Islands				832,967

Utah - 0.4%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	287,590
Utah State Infrastructure Agency Telecommunication Revenue, Series 2019	4.000%	10/15/42	300,000	310,122

Total Utah				597,712

Virginia - 1.2%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	250,000	325,253
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	300,000	359,472	(a)

See Notes to Schedule of Investments.

14	Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Series B, Refunding	5.000%	7/1/45	$500,000	$595,420	(a)
Virginia State Small Business Financing Authority Revenue, Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	550,000	625,388

Total Virginia				1,905,533

Washington - 2.8%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	250,000	269,418	(a)
Series 2019	5.000%	4/1/44	500,000	595,230	(a)
Series A, Refunding	5.000%	8/1/25	2,395,000	2,594,216
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	300,000	353,901	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	500,000	624,500

Total Washington				4,437,265

West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	400,000	510,456	(b)(c)

Wisconsin - 3.2%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	500,000	604,400
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	4,135,240	(a)
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	400,000	347,732	(d)

Total Wisconsin				5,087,372

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $222,639,108)				242,486,947

SHORT-TERM INVESTMENTS - 0.4%
MUNICIPAL BONDS - 0.4%
Arizona - 0.1%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Company	0.010%	11/15/52	100,000	100,000	(h)(i)

Mississippi - 0.3%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series E	0.030%	12/1/30	500,000	500,000	(h)(i)

TOTAL MUNICIPAL BONDS (Cost - $600,000)				600,000

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report	15

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%††
Dreyfus Government Cash Management, Institutional Shares (Cost - $95,611)	0.038%	95,611	$95,611

TOTAL SHORT-TERM INVESTMENTS (Cost - $695,611)			695,611

TOTAL INVESTMENTS - 151.6% (Cost - $223,334,719)			243,182,558
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (11.4)%			(18,350,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (41.5)%			(66,500,000)
Other Assets in Excess of Liabilities - 1.3%			2,061,610

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$160,394,168

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on these securities is currently in default as of August 31, 2020.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

16	Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
BAN	— Bond Anticipation Notes
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2020 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax-exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace. On April 1, 2020, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

18

Notes to Schedule of Investments (unaudited) (continued)

Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

19

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$242,486,947	—	$242,486,947

Short-Term Investments†:
Municipal Bonds	—	600,000	—	600,000
Money Market Funds	$95,611	—	—	95,611

Total Short-Term Investments	95,611	600,000	—	695,611

Total Investments	$95,611	$243,086,947	—	$243,182,558

†	See Schedule of Investments for additional detailed categorizations.

20